Share-Based Payments (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payments [Abstract]
Reserve of share-based payments	$ 89,494	$ 415,573	$ 1,512,490